Concentrations of Risk (Tables)	12 Months Ended
Jun. 30, 2026
Concentrations of Risk [Abstract]
Schedule of Customer and Supplier Concentrations

Accounts receivables due from one major customer as of June 30, 2026 and 2025.

	June 30, 2026		June 30, 2025
Customers	Amount $	%	Amount $	%
A	130,942	43.6%	157,843	51.8%

Major suppliers representing more than 10% of the Company’s costs of revenue.

	For the year ended
	June 30, 2026		June 30, 2025		June 30, 2024
Suppliers	Amount $	%	Amount $	%	Amount $	%
A	778,828	26.1	690,842	25.1	609,934	36.1
B	492,268	16.5	522,897	19.0	450,125	26.7
C (Related Party)	194,736	6.5	287,182	10.4	188,859	11.2
Total	1,465,832	49.1	1,500,921	54.5	1,248,918	74.0

Major suppliers of the Company’s accounts payables

	June 30, 2026		June 30, 2025
Suppliers	Amount $	%	Amount $	%
B	—	—%	21,550	56.7%
Total	—	—%	21,550	56.7%